Leasing Arrangements - Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	$ 2,819,720	$ 2,830,761	$ 1,870,744
Non-cash GAAP straight-line lease cost	303,427	572,926	915,036
Amortization of lease incentives	(322,462)	(345,600)	(236,232)
Total real estate operating lease cost	2,800,685	3,058,087	2,549,548
Gains on lease terminations, net	(311,270)	(37,354)	3,715
Location operating expenses
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	2,531,216	2,638,455	1,686,431
Non-cash GAAP straight-line lease cost	231,900	380,851	411,161
Amortization of lease incentives	(280,590)	(297,828)	(169,676)
Total real estate operating lease cost	2,482,526	2,721,478	1,927,916
Gains on lease terminations, net	0	0	553
Pre-opening Location Expenses
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	110,539	128,452	119,220
Non-cash GAAP straight-line lease cost	61,104	171,772	484,099
Amortization of lease incentives	(21,312)	(40,550)	(60,447)
Total real estate operating lease cost	150,331	259,674	542,872
Gains on lease terminations, net	0	0	0
Selling, general and administrative expenses
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	37,217	61,991	64,949
Non-cash GAAP straight-line lease cost	1,388	19,727	19,776
Amortization of lease incentives	(3,231)	(6,138)	(6,109)
Total real estate operating lease cost	35,374	75,580	78,616
Gains on lease terminations, net	(40)	0	0
Restructuring and other related costs
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	140,748	1,863	144
Non-cash GAAP straight-line lease cost	9,035	576	0
Amortization of lease incentives	(17,329)	(1,084)	0
Total real estate operating lease cost	132,454	1,355	144
Gains on lease terminations, net	$ (311,230)	$ (37,354)	$ 3,162